SHORT-TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2020
Long-term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT	SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	June 30, 2020	December 31, 2019
Long-term debt:
5.75% senior unsecured convertible bonds due 2021	212,230	212,230
NOK500 million senior unsecured floating rate bonds due 2020	—	56,910
4.875% senior unsecured convertible bonds due 2023	141,900	148,300
NOK700 million senior unsecured floating rate bonds due 2023	72,607	79,674
NOK700 million senior unsecured floating rate bonds due 2024	72,088	79,674
NOK600 million senior unsecured floating rate bonds due 2025	56,011	—
Borrowings secured on Frontline shares	15,639	36,763
Total Fixed Rate and Foreign Debt	570,475	613,551
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2025	1,038,842	1,013,626
Total debt principal	1,609,317	1,627,177
Less: Unamortized debt issuance costs	(18,258)	(19,089)
Less: Current portion of long-term debt	(298,300)	(253,059)
Total long-term debt	1,292,759	1,355,029

(in thousands of $)
		Fixed Rate and Foreign Debt	U.S. Dollar Floating Rate Debt	Total debt principal
Balance at	December 31, 2019	613,551	1,013,626	1,627,177
Drawdowns		67,231	280,000	347,231
Repayments and redemptions		(87,278)	(254,784)	(342,062)
Effects of foreign exchange		(23,029)	—	(23,029)
Balance at	June 30, 2020	570,475	1,038,842	1,609,317

Interest rate information

	June 30, 2020	December 31, 2019
Weighted average interest rate	2.63%	4.27%
US Dollar London Interbank Offered Rate ("LIBOR")	0.30%	1.91%
Norwegian Interbank Offered Rate (" NIBOR")	0.36%	1.84%
The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate swaps.

New Facilities, Renewals and Redemptions

Fixed Rate and Foreign Debt

Redemptions between January 1, 2020 and June 30, 2020

Bond	In Millions of NOK	In Millions of USD
NOK500 million senior unsecured floating rate bonds due 2020	500
NOK700 million senior unsecured floating rate bonds due 2024	5
NOK600 million senior unsecured floating rate bonds due 2025	60
4.875% senior unsecured convertible bonds due 2023		6.4
During the six months ended June 30, 2020 the Company recorded a gain of $1.1 million on the repurchase of Fixed rate and Foreign Debt recorded in 'Gain on repurchase of bonds and extinguishment of debt'. During the six months ended June 30, 2019 a gain of $1.8 million was recorded in respect of the repurchases of $3.4 million of its 4.875% senior unsecured convertible bonds due 2023 and $11.0 million of the $101.4 secured term loan facility for $9.4 million.

New Facilities

NOK600 million senior unsecured bonds due 2025
In January 2020, the Company issued a senior unsecured bond totaling NOK600 million (equivalent to $67.2 million) in the Nordic credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on January 21, 2025. Since issue, the Company repurchased NOK60 million, the net amount outstanding at June 30, 2020 was NOK540 million, equivalent to $56.0 million.

U.S. Dollar Floating Rate Debt

New facilities entered into between January 1, 2020 and June 30, 2020

Name of facility	Month drawn down	Number of wholly owned subsidiaries entering into the facility	Term	Balance outstanding at period end ($ millions)
$40 million secured term loan facility	March	two	2 years	39
$15 million secured term loan facility	March	three	5 years	14
$175 million secured term loan facility	April	four	5 years	175
$50 million secured term loan facility	May	one	5 years	50

Except for the $50 million facility, the Company has provided corporate guarantees either limited or full, for the above facilities, which bear interest at LIBOR plus a margin.

Facilities redeemed between January 1, 2020 and June 30, 2020

Name of facility	Original drawn down	Number of wholly owned subsidiaries that had entered into the facility	Original Term	Balance redeemed ($ millions)
$128 million secured term loan facility	Sept 2014	two	7 years	84
$128 million secured term loan facility	Nov 2014	two	7 years	87

Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of June 30, 2020 the Company was in compliance with all of the covenants under its long-term debt facilities.

Borrowings secured on Frontline shares

As at December 31, 2019, the Company had a forward contract to repurchase 3.4 million shares of Frontline on June 30, 2020 for $36.8 million. The transaction was accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability recorded at December 31, 2019 within debt for $36.8 million. During the six months ended June 30, 2020 the company repurchased 2.0 million shares subject to the forward contact and repaid $21.1 million of the secured borrowing.

As at June 30, 2020 the Company had a forward contract to repurchase 1.4 million shares of Frontline on September 30, 2020, at a repurchase price of $16.1 million including deemed interest. The transaction has been accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability recorded within debt for $15.6 million. The Company is required to post collateral of 20% of the total repurchase price plus 100% of the mark to market movement from the repurchase price for the duration of the agreement. As at June 30, 2020 $8.0 million (December 31, 2019: $3.5 million) was held as collateral and recorded as restricted cash.